Provisions and Other Liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	€ 895	€ 862	€ 1,159
Pensions and other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	12,055	13,012	13,088
Fair value of plan assets	8,610	9,106	8,741
Net amount shown in the balance sheet at end of period	3,445	3,906	4,347
France [member] | Pensions and other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,091	2,363	2,361
Fair value of plan assets	931	991	857
Net amount shown in the balance sheet at end of period	1,160	1,372	1,504
Germany [member] | Pensions and other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	3,262	3,611	3,535
Fair value of plan assets	2,217	2,390	2,304
Net amount shown in the balance sheet at end of period	1,045	1,221	1,231
US [member] | Pensions and other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,597	2,699	2,874
Fair value of plan assets	1,622	1,775	1,760
Net amount shown in the balance sheet at end of period	975	924	1,114
UK [member] | Pensions and other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,858	3,032	3,065
Fair value of plan assets	2,862	2,926	2,866
Net amount shown in the balance sheet at end of period	(4)	106	199
Other countries [member] | Pensions and other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,247	1,307	1,253
Fair value of plan assets	978	1,024	954
Net amount shown in the balance sheet at end of period	€ 269	€ 283	€ 299